UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                    PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  SEPTEMBER 30, 2005
                           -------------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                        (HESTER TOTAL RETURN FUND LOGO)

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                            For the Six Months Ended
                               September 30, 2005

                        (HESTER CAPITAL MANAGEMENT LOGO)

October 28, 2005

Dear Shareholders:

The shares of the Hester Total Return Fund (the Fund) experienced a return of 3.16% for the six months ended September 30, 2005, compared to 4.26% for the Blended Custom Index and 5.03% for the Standard & Poor's 500 Composite Index. The Fund ended the six months with total net assets of $13,292,018.

THE FUND
--------
Since our last letter, we have raised the cash reserves in the Fund to 16.8% of total assets. This increase in liquidity reflects the fact that we are maintaining our investment disciplines regarding sells. We have had several holdings that have achieved our price objectives and we have harvested those gains. In addition, the higher level of cash reserves indicates the difficulty in finding improving fundamentals combined with an attractive valuation in today's challenging market environment. We want to assure you that our goal is to be fully invested, which we define as a cash position of 0% to 5%.

The Fund remains diversified across nine economic sectors. Positive contributors to performance have been the energy and utilities components, as well as the financial and information technology sectors. In addition to the cash reserves, materials, industrials, and consumer discretionary components experienced underperformance. We continue to adhere to our multi-cap investing discipline with a value tilt.

2005 MARKET REVIEW
------------------
So far in calendar 2005, the broader market indices have produced anemic performance relative to the positive returns of 2003 and 2004. The NASDAQ and Dow Jones Industrial Average were down (1.09%) and down (0.32%) respectively in the first nine months of this year compared to the S&P 500, which is up 2.79%. Value continues to outperform growth this year, and mid-cap stocks have now taken the lead from their small-cap brethren and are outperforming this space and the large-cap sector as well.

OUTLOOK
-------
The year 2005 has been full of challenges. The U.S. economy has faced headwinds from rising energy prices, higher inflation, rising interest rates, and the continual barrage of devastation from storms along the Gulf coast region. Yet the economy continues to grow and corporate profits as measured by the S&P 500 group of companies should be up in the mid-teen range for the full year. As we look into 2006, we expect economic activity to slow as higher energy prices and interest rates act as a drag on personal consumption expenditures. In addition, the amount of liquidity in the economic system is contracting in the banking, consumer, and corporate sectors of our economy.

President Bush has announced the replacement for Alan Greenspan as Chairman of the Federal Reserve Board with the selection of Ben Bernanke. Dr. Bernanke was one of the leading candidates consistently mentioned for this job and we believe he will continue in the footsteps of his predecessor with a focus on inflation. We do expect the Fed to continue to raise interest rates, and as we write this letter, the futures markets are forecasting a Federal Funds rate of at least 4.5% by the first quarter of 2006.

For the U.S. equity market, we expect at best a trading range market until economic liquidity can resume an expansion phase and interest rates begin to decline. If the market should go into a bear-ish phase, we would expect the declines to be far less than the 2000-to-2002 bear market. There has been significant P/E compression this year which has offset the outstanding growth in earnings. Within our trading range scenario, we expect the market to follow the earnings and in order to make money, it will be a market whose success will depend upon individual stock selection.

We sincerely appreciate the opportunity to serve as the investment adviser to your Fund and the trust and confidence you have placed in our management.

Sincerely,

  /s/I. Craig Hester          /s/John E. Gunthorp
  I. Craig Hester, CFA        John E. Gunthorp, CFA

SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

The above discussion is based on the opinion of Ira Craig Hester and John E Gunthorp, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Sector allocations are subject to change and are not a recommendation to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

The Price-to-Earnings (P/E) Ratio reflects the multiple of earnings at which a stock sells.

Quasar Distributors, LLC, Distributor.

                            HESTER TOTAL RETURN FUND

INVESTMENT PERFORMANCE AS OF 9/30/05


                                                                                                                      SINCE
                                         SIX                 ONE                THREE              FIVE             INCEPTION
                                        MONTH             YEAR1<F1>           YEAR1<F1>          YEAR1<F1>        9/30/981<F1>
                                        -----             ---------           ---------          ---------        ------------
HESTER TOTAL RETURN FUND2<F2>            3.16%              8.91%               17.62%              2.26%              7.80%
Blended Custom Index3<F3>                4.26%              9.57%               13.35%              0.41%              4.56%

STOCK MARKET INDICES
--------------------
HESTER TOTAL RETURN FUND -
  EQUITIES ONLY                          4.36%             12.27%               21.86%              3.30%              9.80%
Lipper Large Cap
  Value Fund Index                       5.18%             13.50%               17.54%              1.84%              5.53%
S&P 500 Composite Index                  5.03%             12.27%               16.68%             (1.50%)             4.29%

BOND MARKET INDICES
-------------------
HESTER TOTAL RETURN FUND -
  BONDS ONLY                             0.0%4<F4>          0.0%4<F4>            3.08%              6.13%              6.04%
Lehman Brothers U.S.
  Intermediate Govt/Credit
  Bond Index                             1.95%              1.49%                3.36%              6.14%              5.36%
Lehman Brothers U.S.
  Govt/Credit Bond Index                 2.43%              2.56%                4.12%              6.88%              5.61%

CASH EQUIVALENTS INDICES
------------------------
90-day U.S. Treasury Bills               2.06%              2.54%                1.71%              2.58%              3.16%
Consumer Price Index                     2.85%              2.35%                2.36%              2.31%              2.82%



1<F1>     Annualized.
2<F2> For six-month and one-year, the Total Fund Return and the Equities Only return do not match due the periodic holding of short-term investments.
3<F3> 75% S&P 500 Composite Index and 25% Lehman U.S. Intermediate Government/Credit Bond Index.
4<F4>     The Fund did not hold any bonds during this period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-811-0215.

Index Descriptions:
-------------------
Lipper Large Cap Value Fund: The largest thirty funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater that 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Standard & Poor's 500 Index: The index is a broad-based, capitalization-weighted, unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Each stock is weighted by its proportion of the total market value of all 500 issues. Thus, larger companies have a greater effect on the index.

Lehman U.S. Govt/Credit Bond Index: The Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

91-day U.S. Treasury Bills: Provide a measure of riskless return. The rate of return is the average interest rate available on the beginning of each month for a Treasury Bill maturing in ninety days.

Consumer Price Index: A measure of the average change in prices over time of goods and services purchased by households.

S&P 500/BARRA Growth Index: The S&P 500/BARRA Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 Index that have high price to book ratios. It is designed so that approximately 50% of the S&P 500 market capitalization is in the Barra Growth Index. The other 50% is in the Barra Value Index. You cannot invest directly in an index.

S&P 500/BARRA Value Index: The S&P 500/BARRA Value Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have low price to book ratios. It is designed so that approximately 50% of the S&P 500 market capitalization is in the Barra Value Index. The other 50% is in the Barra Growth Index.

S&P MidCap 400 Index: The S&P MidCap 400 Index is a capitalization weighted index that measures the performance of the mid-range sector of the U.S. Stock Market.

S&P SmallCap 600 Index: The S&P Small Cap Index is an unmanaged capitalization-weighted index that measures the performance of selected U.S. stocks with small market capitalizations.

SECTOR ALLOCATION At September 30, 2005 (Unaudited)

Consumer Discretionary                       12.4%
Consumer Staples                              3.2%
Energy                                        8.5%
Financials                                   11.1%
Health Care                                   9.5%
Industrials                                  16.4%
Information Technology                       16.0%
Materials                                     1.4%
Utilities                                     4.8%
Cash*<F5>                                    16.7%

*<F5>  Cash equivalents and other assets less liabilities.

 EXPENSE EXAMPLE  For the Six Months Ended September 30, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/05 - 9/30/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           Beginning         Ending          Expenses Paid
                         Account Value    Account Value    During the Period
                            4/1/05           9/30/05     4/1/05 - 9/30/05*<F6>
                            ------           ------     ----------------------
Actual                      $1,000           $1,032              $8.66
Hypothetical (5% annual
  return before expenses)   $1,000           $1,017              $8.59

*<F6> Expenses are equal to the Fund's annualized expense ratio of 1.70% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period). This ratio is equal to the contractually agreed upon limit of 1.70% that became effective August 1, 2004.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited)

   SHARES                                                           VALUE
   ------                                                           -----
COMMON STOCKS: 83.3%
AUTOMOBILES: 1.1%
     1,600  Toyota Motor Corp. - ADR                            $   147,792
                                                                -----------
BANKS: 1.7%
     5,750  Washington Mutual, Inc.                                 225,515
                                                                -----------
CAPITAL GOODS: 9.5%
    10,500  General Electric Co.                                    353,535
     2,900  Rockwell Automation, Inc.                               153,410
    11,300  Tyco International Ltd.                                 314,705
     5,000  W.W. Grainger, Inc.                                     314,600
     2,250  York International Corp.                                126,158
                                                                -----------
                                                                  1,262,408
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES: 6.2%
     8,500  ADESA, Inc.                                             187,850
    12,000  Cendant Corp.                                           247,680
     4,500  Republic Services, Inc.                                 158,805
     6,700  Waste Connections, Inc.*<F7>                            235,036
                                                                -----------
                                                                    829,371
                                                                -----------
COMMUNICATIONS EQUIPMENT: 1.3%
     9,500  Cisco Systems, Inc.*<F7>                                170,335
                                                                -----------
CONSUMER DURABLES & APPAREL: 5.0%
     7,250  Brunswick Corp.                                         273,542
     4,500  Jones Apparel Group, Inc.                               128,250
    10,000  Koninklijke Philips
              Electronics N.V. - ADR                                266,800
                                                                -----------
                                                                    668,592
                                                                -----------
CONTAINERS & PACKAGING: 0.8%
     5,000  Owens-Illinois, Inc.*<F7>                               103,100
                                                                -----------
DIVERSIFIED FINANCIALS: 7.1%
     2,200  Affiliated Managers
              Group, Inc.*<F7>                                      159,324
    10,000  Bank of New York Co., Inc.                              294,100
    10,666  Citigroup Inc.                                          485,516
                                                                -----------
                                                                    938,940
                                                                -----------
ENERGY: 8.5%
     2,250  Apache Corp.                                            169,245
     6,400  Baker Hughes Inc.                                       381,952
     4,600  ConocoPhillips                                          321,586
     4,000  Exxon Mobil Corp.                                       254,160
                                                                -----------
                                                                  1,126,943
                                                                -----------
FOOD, BEVERAGE & TOBACCO: 2.3%
     7,000  The Coca-Cola Co.                                       302,330
                                                                -----------
FOOD PRODUCTS: 0.9%
    11,000  Del Monte Foods Co.*<F7>                                118,030
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES: 4.6%
     3,500  C.R. Bard, Inc.                                         231,105
     2,750  DENTSLPY International Inc.                             148,555
     4,600  Quest Diagnostics Inc.                                  232,484
                                                                -----------
                                                                    612,144
                                                                -----------
HEALTH CARE PROVIDERS & SERVICES: 0.9%
     2,400  HCA, Inc.                                               115,008
                                                                -----------
HOUSEHOLD DURABLES: 0.9%
     5,500  Blyth, Inc.                                             122,595
                                                                -----------
INSURANCE: 2.3%
     5,000  American International Group, Inc.                      309,800
                                                                -----------
MACHINERY: 0.7%
     2,600  Briggs & Stratton Corp.                                  89,934
                                                                -----------
MATERIALS: 0.6%
     4,100  Sensient Technologies Corp.                              77,695
                                                                -----------
MEDIA: 4.4%
     6,600  Comcast Corp. -
              Special Class A*<F7>                                  189,948
     3,200  Lamar Advertising
              Co. - Class A*<F7>                                    145,152
     7,500  Viacom, Inc. - Class B                                  247,575
                                                                -----------
                                                                    582,675
                                                                -----------
MULTI-UTILITIES & UNREGULATED POWER: 2.2%
     8,250  MDU Resources
              Group, Inc.                                           294,113
                                                                -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 4.0%
     4,500  Johnson & Johnson                                       284,760
    10,000  Pfizer, Inc.                                            249,700
                                                                -----------
                                                                    534,460
                                                                -----------
RETAILING: 1.0%
     5,500  Claire's Stores, Inc.                                   132,715
                                                                -----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 3.0%
     5,000  Altera Corp.*<F7>                                        95,550
    12,500  Intel Corp.                                             308,125
                                                                -----------
                                                                    403,675
                                                                -----------
SOFTWARE & SERVICES: 7.9%
    10,000  First Data Corp.                                        400,000
     6,000  Microsoft Corp.                                         154,380
    17,400  Oracle Corp.*<F7>                                       215,586
    20,000  Perot Systems
              Corp. - Class A*<F7>                                  283,000
                                                                -----------
                                                                  1,052,966
                                                                -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 3.8%
    11,008  Hewlett-Packard Co.                                     321,434
     2,300  International Business
              Machines Corp.                                        184,506
                                                                -----------
                                                                    505,940
                                                                -----------
UTILITIES: 2.6%
     9,000  Equitable Resources, Inc.                               351,540
                                                                -----------
TOTAL COMMON STOCKS
  (cost $8,584,710)                                              11,078,616
                                                                -----------
SHORT-TERM INVESTMENT: 17.1%
 2,271,857  Cash Trust Series II-
              Treasury Cash Series II
              (cost $2,271,857)                                   2,271,857
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $10,856,567): 100.4%                                     13,350,473
Liabilities in Excess
  of Other Assets: (0.4)%                                           (58,455)
                                                                -----------
TOTAL NET ASSETS: 100.0%                                        $13,292,018
                                                                -----------
                                                                -----------

ADR American Depository Receipt.
*<F7>     Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2005 (Unaudited)

  ASSETS
     Investments in securities, at value
       (cost $10,856,567)                                       $13,350,473
     Receivables:
       Fund shares sold                                                 183
       Securities sold                                              109,361
       Dividends and interest                                        15,681
     Prepaid expenses and other assets                                1,902
                                                                -----------
         Total assets                                            13,477,600
                                                                -----------
  LIABILITIES
     Payables:
       Securities purchased                                         142,528
       Advisory fees                                                  3,556
       Administration fees                                            2,466
       Custody fees                                                     902
       Fund accounting fees                                           7,905
       Transfer agent fees                                            9,011
       Chief compliance officer fees                                    833
     Accrued expenses and other liabilities                          18,381
                                                                -----------
         Total liabilities                                          185,582
                                                                -----------
  NET ASSETS                                                    $13,292,018
                                                                -----------
                                                                -----------
  Shares outstanding
    (unlimited number of shares authorized,
     without par value)                                             380,479
                                                                -----------
                                                                -----------
  NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE                                             $     34.93
                                                                -----------
                                                                -----------
  COMPONENTS OF NET ASSETS
     Paid-in capital                                              9,538,083
     Undistributed net investment loss                              (10,109)
     Accumulated net realized gain on investments                 1,270,138
     Net unrealized appreciation on investments                   2,493,906
                                                                -----------
       Net assets                                               $13,292,018
                                                                -----------
                                                                -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2005 (Unaudited)

  INVESTMENT INCOME
     Income
       Dividends (net of $969 foreign withholding tax)             $ 78,691
       Interest                                                      22,287
                                                                   --------
         Total income                                               100,978
                                                                   --------
     Expenses
       Advisory fees                                                 45,742
       Administration fees                                           15,041
       Transfer agent fees                                           13,535
       Fund accounting fees                                          11,531
       Audit fees                                                     8,524
       Reports to shareholders                                        6,017
       Registration fees                                              5,265
       Chief compliance officer fees                                  2,500
       Legal fees                                                     3,761
       Trustee fees                                                   2,758
       Miscellaneous fees                                             2,514
       Custody fees                                                   1,905
       Insurance expense                                                602
                                                                   --------
         Total expenses                                             119,695
         Less:  fees waived                                          (8,608)
                                                                   --------
         Net expenses                                               111,087
                                                                   --------
           NET INVESTMENT LOSS                                      (10,109)
                                                                   --------
  REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain on investments                               743,916
     Change in net unrealized depreciation on investments          (330,568)
                                                                   --------
       Net realized and unrealized gain on investments              413,348
                                                                   --------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $403,239
                                                                   --------
                                                                   --------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS



                                                                 SIX MONTHS ENDED             YEAR ENDED
                                                              SEPTEMBER 30, 2005#<F9>       MARCH 31, 2005
                                                              -----------------------       --------------
  INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS
     Net investment loss                                             $   (10,109)             $   (40,123)
     Net realized gain on investments                                    743,916                  914,980
     Change in net unrealized appreciation
       (depreciation) on investments                                    (330,568)                  41,724
                                                                     -----------              -----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                       403,239                  916,581
                                                                     -----------              -----------
  DISTRIBUTIONS TO SHAREHOLDERS
     From net realized gain                                                   --                 (920,222)
                                                                     -----------              -----------
  CAPITAL SHARE TRANSACTIONS
     Net increase (decrease) in net assets derived
       from net change in outstanding shares (a)<F8>                     (95,523)               2,867,128
                                                                     -----------              -----------
       TOTAL INCREASE IN NET ASSETS                                      307,716                2,863,487
                                                                     -----------              -----------
  NET ASSETS
     Beginning of period                                              12,984,302               10,120,815
                                                                     -----------              -----------
     END OF PERIOD                                                   $13,292,018              $12,984,302
                                                                     -----------              -----------
                                                                     -----------              -----------



(a)<F8>   A summary of capital share transactions is as follows:


                                                          SIX MONTHS ENDED                          YEAR ENDED
                                                      SEPTEMBER 30, 2005#<F9>                     MARCH 31, 2005
                                                     -------------------------               --------------------------
                                                     Shares              Value               Shares               Value
                                                     ------              -----               ------               -----
Shares sold                                            9,306            $325,372             102,473         $ 3,512,764
Shares issued in reinvestment of distributions            --                  --              24,770             853,559
Shares redeemed                                      (12,285)           (420,895)            (43,547)         (1,499,195)
                                                     -------            --------             -------         -----------
Net increase (decrease)                               (2,979)           $(95,523)             83,696         $ 2,867,128
                                                     -------            --------             -------         -----------
                                                     -------            --------             -------         -----------

#<F9>     Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period


                                                SIX MONTHS
                                                  ENDED
                                              SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                                                2005#<F10>        2005           2004          2003          2002          2001
                                                ----------        ----           ----          ----          ----          ----
  Net asset value,
    beginning of period                           $33.86         $33.76         $26.19        $34.76        $32.65        $40.66
                                                  ------         ------         ------        ------        ------        ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment
    income (loss)                                  (0.03)         (0.10)         (0.17)        (0.02)         0.04          0.16
  Net realized and
    unrealized gain (loss)
    on investments                                  1.10           2.92           9.12         (6.76)         3.06         (4.37)
                                                  ------         ------         ------        ------        ------        ------
    Total from
      investment
      operations                                    1.07           2.82           8.95         (6.78)         3.10         (4.21)
                                                  ------         ------         ------        ------        ------        ------
  LESS DISTRIBUTIONS:
  From net investment
    income                                            --             --             --         (0.04)        (0.06)        (0.10)
  From net realized gain                              --          (2.72)         (1.38)        (1.75)        (0.93)        (3.70)
                                                  ------         ------         ------        ------        ------        ------
    Total distributions                               --          (2.72)         (1.38)        (1.79)        (0.99)        (3.80)
                                                  ------         ------         ------        ------        ------        ------
    Net asset value,
      end of period                               $34.93         $33.86         $33.76        $26.19        $34.76        $32.65
                                                  ------         ------         ------        ------        ------        ------
                                                  ------         ------         ------        ------        ------        ------
    Total return                                    3.16%^<F11>    8.20%         34.52%       (19.65)%        9.63%       (11.31)%
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (millions)                              $13.3          $13.0          $10.1         $10.0         $14.4         $12.6
  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and
    expenses absorbed                               1.83%+<F12>    1.76%          1.91%         1.89%         1.59%         1.51%
  After fees waived and
    expenses absorbed                               1.70%+<F12>    1.74%          1.91%         1.89%         1.59%         1.51%
  RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
  Before fees waived and
    expenses absorbed                              (0.29)%+<F12>  (0.36)%        (0.52)%       (0.09)%        0.11%         0.31%
  After fees waived and
    expenses absorbed                              (0.16)%+<F12>  (0.34)%        (0.52)%       (0.09)%        0.11%         0.31%
  Portfolio turnover rate                          14.38%^<F11>   25.46%         24.18%        16.94%         9.80%        20.85%



#<F10>    Unaudited.
^<F11>    Not Annualized.
+<F12>    Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

 NOTE 1 - ORGANIZATION

Hester Total Return Fund (the "Fund") is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end investment management company. The Fund began operations on October 12, 1988.

Hester Capital Management, L.L.C., the Fund's Advisor, is a registered investment advisor, and provides investment advisory service to individuals and institutions with assets of approximately $1.3 billion. Mr. I. Craig Hester, President, and Mr. John Gunthorp, Executive Vice President, are responsible for the management of the Fund's portfolio. Prior to July 31, 2002, the Fund was known as the Avondale Hester Total Return Fund. Prior to September 30, 1998, the Fund was known as the Avondale Total Return Fund and was managed by Herbert
R. Smith & Co., Inc.

The Fund's investment objective is to realize the combination of income and capital appreciation that will produce the maximum total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in equity and higher-quality fixed income debt securities.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on NASDAQ shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Securities for which quotations are not readily available are fair valued as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the interest method.

D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

For the six months ended September 30, 2005, Hester Capital Management, L.L.C., (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.70% on the first $200 million of average daily net assets, 0.60% on the next $300 million of net assets, and 0.50% on net assets exceeding $500 million. For the six months ended September 30, 2005, the Fund incurred $45,742 in advisory fees.

The Fund is responsible for its own operating expenses. Beginning August 1, 2004, the Advisor has contractually agreed to limit the Fund's expenses through July 31, 2006, by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.70%. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the period April 1, 2005 through September 30, 2005, the Advisor waived $8,608 in fees.

At September 30, 2005, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $10,721. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                      March 31,2008         March 31, 2009
                                      -------------         --------------
     Hester Total Return Fund             $2,113                $8,608

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the "USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at an annual rate equal to the greater of 0.15% of the Fund's average daily net assets or $30,000. For the six months ended September 30, 2005, the Fund incurred $15,041 in Administration fees.

U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

For the six months ended September 30, 2005, the Hester Total Return Fund incurred $2,500 in Chief Compliance Officer fees.

 NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. Government securities, for the six months ended September 30, 2005, was $1,602,160 and $2,352,852, respectively.

 NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

On December 15, 2004, a distribution of $2.717 per share was declared. The dividend was paid on December 15, 2004, to shareholders of record on December 14, 2004.

The tax character of distributions paid during the six months ended September 30, 2005 and the year ended March 31, 2005 was as follows:

                                     Six Months Ended
                                    September 30, 2005     March 31,2005
                                    ------------------     -------------
Distributions paid from:
     Ordinary income                      $     --            $ 22,657
     Long-term capital gain                     --             897,565
                                          --------            --------
                                          $     --            $920,222
                                          --------            --------
                                          --------            --------

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

  Cost of investments                                 $10,011,790
                                                      -----------
  Gross tax unrealized appreciation                     3,346,984
  Gross tax unrealized depreciation                      (522,510)
                                                      -----------
  Net tax unrealized appreciation                       2,824,474
                                                      -----------
                                                      -----------
  Undistributed ordinary income                            71,447
  Undistributed long-term capital gain                    454,775
                                                      -----------
  Total distributable earnings                            526,222
                                                      -----------
                                                      -----------
  Other accumulated gains/(losses)                             --
                                                      -----------
  Total accumulated earnings/(losses)                 $ 3,350,696
                                                      -----------
                                                      -----------

FEDERAL TAX INFORMATION (Unaudited)

The Hester Total Return Fund designates 100.0% of the dividends declared from net investment income during the year ended March 31, 2005 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended March 31, 2005, 100.0% of the ordinary distributions paid by the Hester Total Return Fund, qualify for the dividend received deduction available to corporate shareholders.

INFORMATION ABOUT PROXY VOTING (Unaudited)

 A description of the policies and procedures that the Hester Total Return Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 811-0215 and by accessing the Fund's website at www.hestercapital.com. Furthermore, you can
                                   ---------------------
obtain the description on the SEC's website at www.sec.gov.
                                               -----------
Information regarding how the Hester Total Return Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0215. In addition, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Hester Total Return Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling toll-free at
(866) 811-0215. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
   -----------

MANAGEMENT OF THE FUND (Unaudited)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.


                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                       TERM OF          PRINCIPAL                              IN FUND
                          POSITION     OFFICE AND       OCCUPATION                             COMPLEX***<F15>     OTHER
NAME, ADDRESS             WITH         LENGTH OF        DURING PAST                            OVERSEEN            DIRECTORSHIPS
AND AGE                   THE TRUST    TIME SERVED      FIVE YEARS                             BY TRUSTEES         HELD
-------                   ---------    -----------      ----------                             -----------         ----
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F13>    Chairman     Indefinite       President, Talon                       1                   None.
(born 1943)               and          Term             Industries, Inc.
2020 E. Financial Way     Trustee      since            (administrative,
Suite 100                              May 1991.        management and business
Glendora, CA 91741                                      consulting); formerly
                                                        Chief Operating Officer,
                                                        Integrated Asset
                                                        Management (investment
                                                        advisor and manager) and
                                                        formerly President, Value
                                                        Line, Inc. (investment
                                                        advisory and financial
                                                        publishing firm).

Wallace L. Cook*<F13>     Trustee      Indefinite       Financial Consultant,                  1                   None.
(born 1939)                            Term             Formerly Senior Vice
2020 E. Financial Way                  since            President, Rockefeller Trust
Suite 100                              May 1991.        Co.; Financial Counselor,
Glendora, CA 91741                                      Rockefeller & Co.

Carl A. Froebel*<F13>     Trustee      Indefinite       Owner, Golf Adventures,                1                   None.
(born 1938)                            Term             LLC, (Vacation Services).
2020 E. Financial Way                  since            Formerly Managing
Suite 100                              May 1991.        Director, Premier Solutions,
Glendora, CA 91741                                      Ltd.  Formerly President
                                                        and Founder, National
                                                        Investor Data Services, Inc.
                                                        (investment related
                                                        computer software).

Rowley W.P. Redington*    Trustee      Indefinite       President; Intertech                   1                   None.
(born 1944)          <F13>             Term             Computer Services Corp.
2020 E. Financial Way                  since            (computer services and
Suite 100                              May 1991.        consulting).
Glendora, CA 91741
                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**<F14> Trustee      Indefinite       Consultant since July 2001;            1                   Trustee, Managers
(born 1950)                            Term             formerly, Executive Vice                                   Funds; Trustee,
2020 E. Financial Way                  since            President, Investment                                      Managers AMG
Suite 100                              May 1991.        Company Administration,                                    Funds.
Glendora, CA 91741                                      LLC ("ICA") (mutual fund
                                                        administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky          President    Indefinite       Vice President, U.S.                   1                   Not
(born 1947)                            Term since       Bancorp Fund Services,                                     Applicable.
2020 E. Financial Way                  August 2002.     LLC since July 2001;
Suite 100                 Chief        Indefinite       formerly, Senior Vice
Glendora, CA 91741        Compliance   Term since       President, ICA (May
                          Officer      September        1997-July 2001).
                                       2004.

Eric W. Falkeis           Treasurer    Indefinite       Vice President, U.S.                   1                   Not
(born 1973)                            Term since       Bancorp Fund Services,                                     Applicable.
615 East Michigan St.                  August 2002.     LLC since 1997; Chief
Milwaukee, WI 53202                                     Financial Officer, Quasar
                                                        Distributors, LLC since 2000.

Chad E. Fickett           Secretary    Indefinite       Vice President, U.S.                   1                   Not
(born 1973)                            Term since       Bancorp Fund Services,                                     Applicable.
615 East Michigan St.                  March 2002.      LLC since July 2000.
Milwaukee, WI 53202


*<F13> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**<F14> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F15> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 17, 2005, the Board (including the Independent Trustees) considered and approved the continuance of the Advisory Agreement for a period ending August 31, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Fund. This information together with the information provided to the Independent Trustees throughout the course of the year formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board's knowledge of the Advisor's operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2. THE FUND'S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

     The Board noted that the Fund's three-, five- and ten-year performance were each above the median of its peer group. The Board also noted that although the Fund's year-to-date and one-year performance were each below the median of its peer group, it was ranked in the third quartile for one-year performance and in the first quartile for three-year performance. The Trustees concluded that the Advisor's performance was satisfactory under current market conditions.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

     The Board noted that the Advisor had agreed to maintain an annual expense ratio of 1.70%. The Trustees noted that, while the Fund's total expense ratio was above its peer group median, the expense structure was within range of the Fund's peer group and in line with the fees charged by the Advisor to its other investment management clients and were not excessive.

4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the Advisor's profitability report including the additional benefits derived by the Advisor from its relationship with the Fund, namely benefits received in exchange for "soft dollars". After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders received reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

                                    Advisor
                       HESTER CAPITAL MANAGEMENT, L.L.C.
                      1301 S. Mo-Pac Expressway, Suite 350
                               Austin, TX  78746

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202
                                 (866) 811-0215

                 Independent Registered Public Accounting Firm
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

                            Hester Total Return Fund
                                 Symbol - AHTRX
                               CUSIP - 742935703

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              -------------------
                              Robert M. Slotky, President

     Date   December 6, 2005
           ------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Robert M. Slotky
                              -------------------
                              Robert M. Slotky, President

     Date   December 6, 2005
           --------------------

     By (Signature and Title) /s/Eric W. Falkeis
                              ------------------
                              Eric W. Falkeis, Treasurer

     Date   December 6, 2005
           --------------------

* Print the name and title of each signing officer under his or her signature.